Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
(a)	Diana Wilhelmsen Management Limited, or DWM:

DWM provides management services for the Company’s dry bulk vessels pursuant to management agreements, as amended, under which each of the dry bulk vessel-owning subsidiaries pays, for each vessel, an aggregate of 1.25% on hire and on freight of the vessel’s gross income per month, plus either (i) $18.5 per month ($20.0 until March 1, 2022)  that the vessel is employed or available for employment or (ii) $9.25 ($10.0 until March 1, 2022)  per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days during such month. The management agreements, as amended, may be terminated by either party on three months’ prior written notice. DWM, pursuant to a supervision agreement entered on October 1, 2024, also provides the Company’s tanker vessel-owning subsidiary with technical supervision and technical advice services in exchange for a fee of $1 per calendar month, plus reimbursement of expenses. This technical supervision agreement may be terminated by either party on fifteen days’ prior written notice. DWM is deemed a related party to the Company on the basis that certain members of the Company’s board of directors also act as members of the board of directors at DWM. Management fees charged by DWM for the years ended December 31, 2024, 2023, and 2022, amounted to $1,416, $1,319, and $974, respectively. Of the management fees charged by DWM for the years ended December 31, 2024, 2023, and 2022, $1,110, $1,086, and $737, respectively, are included in “Management fees” and $306, $233, and $237, respectively, are included in “Voyage expenses”, in the accompanying consolidated statements of comprehensive loss. Technical supervision fees and expenses charged by DWM for the year ended December 31, 2024, amounted to $11, $5 of which are included in “Deferred charges, net” and $6 of which are included in “Vessel operating expenses” in the accompanying consolidated financial statements. As of December 31, 2024, and 2023, amounts of $21 and $12, respectively, were due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheets.
(b)	Steamship Shipbroking Enterprises Inc. or Steamship:

Steamship provides insurance services to the Company’s dry bulk vessel owning subsidiaries pursuant to management agreement for insurance-related services, and administrative and brokerage services to OceanPal pursuant to an administrative services agreement and a brokerage services agreement, respectively. Under each vessel-owning subsidiary’s insurance management agreement with Steamship, the vessel-owning subsidiary pays Steamship a fixed fee of either (i) $0.5 per month for each month that the vessel is employed or is available for employment or (ii) $0.25 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days during such month. These insurance management agreements may be terminated by either party on three months’ prior written notice. Under the brokerage services agreement, the Company pays Steamship a lumpsum commission and 2.5% on the hire agreed per charter party for each dry bulk vessel, provided, however, that the Company and Steamship may agree to commissions on a percentage basis for specific deals. Up to December 31, 2022, as per the terms of the brokerage services agreement, the Company paid Steamship a fixed monthly fee of $95 which, with effect from January 1, 2023, was increased to $150 subject to the provisions of a new brokerage services agreement entered into with Steamship on March 7, 2023, the remaining terms of which remained unaltered. This brokerage services agreement had an initial term of twelve months that commenced on January 1, 2023, and is automatically thereafter renewed for further periods of one calendar year, unless terminated by either party on three months’ prior written notice (Note 15). Under the administrative services agreement entered into between the Company and Steamship, the Company pays Steamship a monthly fee of $10. The administrative services agreement may be terminated by either party on 30 days’ prior written notice. The administrative services agreement had an initial term of twelve months with effect from November 29, 2021, and an automatic further twelve-month renewal term.  On November 29, 2023, the Company entered into a new administrative services agreement with Steamship on substantially the same terms as the expired agreement. Steamship is deemed a related party to the Company on the basis that members of the Company’s board of directors also act as board of directors’ members at Steamship and since January 2023, Steamship is controlled by the Company’s Chairperson.

For the years ended December 31, 2024, 2023 and 2022, insurance and administrative management fees amounted to $149, $150, and $141, respectively, and are included in “Management fees” in the accompanying consolidated statements of comprehensive loss. For the years ended December 31, 2024, 2023 and 2022, aggregate brokerage fees amounted to $2,686, $2,266, and $1,614, respectively. Of the brokerage fees charged by Steamship for the years ended December 31, 2024, 2023, and 2022, $1,800, $1,800, and $1,140, respectively, are included in “General and administrative expenses”, $612, $466, and $474, respectively, are included in “Voyage expenses”, and $274, $nil and $nil, are included in “Loss on sale of vessel” in the accompanying consolidated statements of comprehensive loss. Further, during 2023, in connection with the Company’s chemical tankers’ investment (Note 4), Steamship charged the Company one off brokerage fee amounting to $150 that is included in “Equity method investment” in the accompanying 2023 consolidated balance sheet.
For the years ended December 31, 2024, 2023 and 2022, accrued performance bonuses of $225, $230, and $185 are included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive loss (Note 14(c)). As of December 31, 2024, and 2023, there was an amount of $436 and $462, respectively, due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheets, regarding outstanding fees for the services provided under the agreements discussed above and also resulting from amounts paid by Steamship on behalf of the Company.
(c)	Altair Travel Agency S.A. (“Altair”):

The Company uses from time to time the services of a travel agent, Altair, on which the Company’s Chairperson, holds equity interests. Travel expenses charged by Altair for the year ended December 31, 2024, and 2023, amounted to $63 and $55, respectively, and are mainly included in “Vessel operating expenses” and “Deferred charges, net” in the accompanying consolidated financial statements.

(d)	Issuance of Series E Preferred Stock:

On March 20, 2023, the Company issued 1,200 shares of its newly designated Series E Perpetual Convertible Preferred Stock (the “Series E Preferred Stock”), par value $0.01 per share, to an affiliated company of its Chairperson, for a purchase price of $35. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The issuance of shares of Series E Preferred Stock to the Company’s Chairperson was approved by an independent committee of the Company’s Board of Directors, which received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company (Note 7(c)).
(e)	Redemption of Series C Preferred Stock – Diana Shipping Inc. (“DSI”):

On October 17, 2023, pursuant to the provisions of the Series C Preferred Stock statement of designations, DSI exercised its right to redeem 9,793 of its 10,000 Series C Preferred Stock, through the issuance to DSI of 3,649,474 of the Company’s shares of common stock. The redemption rate which was utilized in connection with the redemption of the Series C Preferred Stock was based on the 10-day trailing VWAP of the Company’s common stock, in accordance with the conversion mechanism prescribed in the Series C Preferred Stock statement of designations. As a result of this redemption, the 9,793 Series C preferred shares have been cancelled and retired and 207 Series C Preferred Stock of the Company remained in DSI’s possession. The Company’s valuation determined that the redemption on October 17, 2023 of 9,793 Series C Preferred Stock for the issuance of the above Company’s shares of common stock resulted in an excess value of the shares of common stock of $2,549 or $0.70 per common share, as compared to the carrying value of the Series C Preferred Stock redeemed (which have been recorded at inception at a fair value of $7,414 determined based on valuation obtained by an independent third party for the purposes of the spin-off of the Company by DSI on November 29, 2021), that was transferred to DSI on the measurement date (i.e. October 17, 2023), and thus this value represented a deemed dividend to DSI, that was deducted from the net loss to arrive at the net loss available to common stockholders (Note 8). The fair value of the common shares issued on the measurement date of $9,963 was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the redemption of the Series C Preferred Stock for issuance of common stock). As of December 31, 2024, and 2023, there was no amount due to or from DSI.

(f)	Vessel Acquisitions and issuances of Series D Preferred Stock:

On July 15, 2024, the Company, through Batiki, entered into a memorandum of agreement, as amended, with an entity controlled by a director of the Company, to acquire the M/T Zeze Start for a purchase price of $27,000. The vessel was delivered to the Company on September 9, 2024. Of the agreed purchase price, $18,900 was paid in cash and the $8,100 balance consideration was paid through the issuance on September 11, 2024, of 9,442 shares of the Company’s Series D Preferred Stock (Note 7(c)). Of the agreed cash consideration, $8,000 was paid as of September 30, 2024, whereas, the remaining $10,900 has been agreed, pursuant to a seller’s credit agreement entered between Batiki and the seller on August 13, 2024, to be paid to the seller after the delivery of the vessel but not later than November 26, 2024. The seller’s credit bore interest at the rate of 5.0% per annum and included a covenant that provided for failure to pay credit and interest payable thereto when due.  The seller’s credit was repaid to the seller on November 19, 2024, along with interest amounting to $109, which is presented in “Finance Costs” in the accompanying 2024 consolidated statement of comprehensive loss. The vessel’s cost was accounted for at $27,500 pursuant to the provisions of ASC 805, representing the fair value of the asset acquired. The vessel acquisition was approved by a committee of independent members of the Company’s Board of Directors.
On June 13, 2022, and February 1, 2023, pursuant to the exercise of the right of first refusal entered, upon the spin-off consummation of the Company by Diana Shipping Inc. (or “DSI”) in November 2021, the Company through Darrit and Fiji entered into two separate Memoranda of Agreement with DSI, as amended, to acquire the Capesize M/V Baltimore and the Panamax M/V Melia, for purchase prices of $22,000 and $14,000, respectively. Of the agreed purchase price for each vessel, $4,400 for the M/V Baltimore and $4,000 for the M/V Melia was paid in cash upon signing of each Memorandum of Agreement and the remaining amounts, were paid upon delivery of each vessel to the Company, on September 20, 2022 and February 8, 2023, respectively, in the form of 25,000 and 13,157 shares of the Company’s Series D Preferred Stock, respectively (Note 7(c)). The vessels’ cost was accounted for at $22,000 and $14,000, respectively, pursuant to the provisions of ASC 805. The Series D Preferred Stock has been recorded at a fair value of $17,600 and $10,000, respectively determined based on valuations obtained by an independent third party for the purposes of the transactions (Note 7(c)). Each of the vessel acquisitions was approved by a committee of independent members of the Company’s Board of Directors.
In connection with the issuances of the Series D preferred stock for the acquisitions of the M/V Baltimore and the M/V Melia, DSI declared special stock dividends to all its stockholders of record as of November 28, 2022, and April 24, 2023, respectively, of all of the Company’s shares of Series D Preferred Stock held by DSI at that time. The dividends were paid on December 15, 2022, and June 9, 2023, respectively (Note 7(c)).

(g)	Support Agreement with Sphinx Investment Corp (“Sphinx”):

On May 17, 2024, the Company entered into a support agreement with Sphinx, a company affiliated with Mr. George Economou, which as of the latest publicly reported date (April 26, 2024), owned 14.1% of the Company’s outstanding common stock (the “Support Agreement”). The Support Agreement was unanimously approved by the Company’s Board. Pursuant to the Support Agreement, Sphinx has agreed to withdraw its shareholder proposals and director nominations contained in its prior notice delivered to the Company in respect of the Company’s 2024 Annual Meeting of Shareholders, held on May 17, 2024, and to commit to voting in favor of the Board’s slate of recommended directors and with respect to certain other proposals at each Company shareholder meeting through the 2029 annual meeting of the Company’s shareholders. In addition, Sphinx and the Company have agreed on a non-binding basis to a structure for the provision by Mr. Economou of strategic advice to the Board with respect to future opportunities for creating shareholder value. In exchange for Sphinx’s support and for the reimbursement of certain of its out of pocket and other expenses, the Company agreed to pay Sphinx a non-refundable sum of $6,750 which is presented in “Support Agreement costs” in the accompanying 2024 consolidated statement of comprehensive loss. Pursuant to the Support Agreement, the Company agreed not to convert, among other securities, preferred shares held by its directors and officers into common shares from the time of the execution of the Support Agreement to the first anniversary thereof. The agreement also includes customary standstill provisions, mutual releases, and non-disparagement terms, among others.
(h)	Sea Transportation Inc. (“START”)

On September 2, 2024, Batiki entered into a commercial services agreement with START, a company controlled by a director of the Company, pursuant to which the latter provides commercial services to M/T Zeze Start, for (i) a fixed fee of $0.3 per day, and (ii) 3.0% on the vessel’s revenues. The commercial services agreement may be terminated by either party giving two months’ notice. For the year ended December 31, 2024, aggregate commercial service fees amounted to $51, of which $17 are included in “Voyage expenses” and $34 are included in “Management fees” in the accompanying consolidated statements of comprehensive loss. As of December 31, 2024, there was an amount of $1 due to Start, included in “Due to related parties” in the accompanying 2024 consolidated balance sheet.